OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)
Advances to staff for business use	¥ 2,998		¥ 2,911
Deposits for rental	1,099		1,130
Others	656		752
Other Assets, Current	¥ 4,753	$ 711	¥ 4,793